EIP RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Equipment Installment Plan Receivables
The following table summarizes the unbilled EIP receivables:

	As of December 31, 2020	As of December 31, 2019
EIP receivables, gros s	$92,081	$76,697
Unamortized imputed discount	(4,588)	(4,335)

EIP receivables, net of unamortized imputed discount	$87,493	$72,362

Allowance for doubtful accounts	(6,703)	(4,852)

EIP receivables, net	$80,790	$67,510

Classified on the balance sheet as:	As of December 31, 2020	As of December 31, 2019
EIP receivables, net	$43,538	$31,750
Long-term EIP receivables	37,252	35,760

EIP receivables, net	$80,790	$67,510

Equipment Installment Plan Receivables Credit Categories
The balances of EIP receivables on a gross basis by credit category as of the periods presented were as follows:

	As of December 31, 2020	As of December 31, 2019
Prime	$72,283	$55,764
Subprime	19,798	20,933

Total EIP receivables, gross	$92,081	$76,697

Changes in Carrying Amount of Unbilled EIP Receivables
The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2020	December 31, 2019
Beginning balance of EIP receivables, net	$67,510	$43,381
Additions	78,554	99,394
Billings and payments	(60,194)	(50,579)
Sales of EIP receivables	(7,827)	(23,276)
Foreign currency translation	4,851	1,086
Change in allowance for doubtful accounts and imputed discount	(2,104)	(2,496)

Total EIP receivables, net	$80,790	$67,510

Summary of Impact of Sales of EIP receivables
The following table summarizes the impact of the sales of EIP receivables in the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
EIP receivables derecognized	$7,827	$23,276
Cash proceeds	(7,011)	(20,313)
Reversal of unamortized imputed discount	(339)	(1,773)
Reversal of allowance for doubtful accounts	(470)	(1,397)

Pre-tax loss (gain) on sales of EIP receivables	$7	$(207)